INCOME TAXES (Corporate Tax Rate) (Narrative) (Details)			12 Months Ended
	Jan. 05, 2016	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate			26.50%	26.50%	25.00%
Subsequent event [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	25.00%	25.00%